Exhibit 99.2

Data Comparison

Recovco Loan ID	Redacted Id's	Loan #1	Client ID	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXXXXXX	RCKT2120387	XXXXXXX	XXXXXXX	Original CLTV Ratio Percent	63.951%	69.414%	-5.463%	-5.46%		Initial
XXXXXXX	RCKT2120387	XXXXXXX	XXXXXXX	Original Standard LTV (OLTV)	63.951%	69.414%	-5.463%	-5.46%		Initial